Additional disclosure items G.5. Related party balances and transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 27, 2022	Nov. 12, 2021
Expenses
Other expenses	$ (18)	$ (16)	$ (57)
Total	(63)	(220)	(310)
Income and gains
Other revenue	1	2	2
Total	11	314	343
LIABILITIES
Total	88	110
Amounts receivable	15	70
Guatemala joint ventures
Disclosure of transactions between related parties [line items]
Percentage of controlling interest acquired				45.00%	45.00%
Other related parties
LIABILITIES
Total	2	2
Amounts receivable	0	5
Miffin | Entities with joint control or significant influence over entity
Expenses
Purchases of goods and services	0	(165)	(216)
Income and gains
Sale of goods and services	11	14	15
Honduras joint ventures | Joint ventures where entity is venturer
LIABILITIES
Total	48	69
Amounts receivable	13	62
EPM | Entities with joint control or significant influence over entity
LIABILITIES
Total	39	38
Amounts receivable	2	2
EPM | Joint ventures where entity is venturer
Expenses
Purchases of goods and services	(45)	(39)	(37)
Income and gains
Sale of goods and services	0	299	$ 327
Panama Non-Controlling Interest | Entities with joint control or significant influence over entity
LIABILITIES
Total	0	1
Panama
LIABILITIES
Amounts receivable	$ 0	$ 1
Colombia | EPM
Disclosure of transactions between related parties [line items]
Percentage ownership held by non-controlling interest	50.00%
Telecomunicaciones Digitales, S.A. (formerly Cable Onda S.A.) | Cable Onda Partners
Disclosure of transactions between related parties [line items]
Percentage ownership held by non-controlling interest	20.00%
Grupo de Comunicaciones Digitales, S.A. (formerly Telefonica Moviles Panama, S.A.) | Cable Onda Partners
Disclosure of transactions between related parties [line items]
Percentage ownership held by non-controlling interest	20.00%